UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio

4/30/09 (Unaudited)

COMMON STOCKS (57.5%)(a)
	Shares	Value

Basic materials (2.1%)
Alcoa, Inc.	227,700	$2,065,239
Dow Chemical Co. (The)	93,000	1,488,000
E.I. du Pont de Nemours & Co.	270,700	7,552,530
Nucor Corp.	157,200	6,396,468
Potash Corp. of Saskatchewan, Inc. (Canada)	28,300	2,447,667
PPG Industries, Inc.	128,300	5,651,615
Weyerhaeuser Co.	107,900	3,804,554
		29,406,073

Capital goods (3.6%)
Autoliv, Inc. (Sweden)	40,100	989,267
Avery Dennison Corp.	57,400	1,649,676
Boeing Co. (The)	59,800	2,394,990
Caterpillar, Inc.	140,600	5,002,548
Deere (John) & Co.	106,900	4,410,694
Eaton Corp.	20,900	915,420
Emerson Electric Co.	99,700	3,393,788
Lockheed Martin Corp.	205,300	16,122,209
Northrop Grumman Corp.	36,500	1,764,775
Parker-Hannifin Corp.	88,700	4,022,545
Raytheon Co.	61,300	2,772,599
United Technologies Corp.	134,000	6,544,560
		49,983,071

Communication services (4.3%)
AT&T, Inc.	933,182	23,908,123
Comcast Corp. Class A	460,100	7,113,146
DIRECTV Group, Inc. (The) (NON)	51,200	1,266,176
DISH Network Corp. Class A (NON)	97,800	1,295,850
Telefonica SA ADR (Spain)	26,200	1,474,798
Verizon Communications, Inc.	679,600	20,619,064
Vodafone Group PLC ADR (United Kingdom)	186,900	3,429,615
		59,106,772

Conglomerates (1.8%)
3M Co.	83,600	4,815,360
General Electric Co.	1,230,400	15,564,560
Honeywell International, Inc.	148,900	4,647,169
		25,027,089

Consumer cyclicals (3.9%)
D.R. Horton, Inc.	101,700	1,327,185
Gap, Inc. (The)	178,900	2,780,106
Home Depot, Inc. (The)	358,400	9,433,088
Lowe's Cos., Inc.	210,700	4,530,050
Marriott International, Inc. Class A	94,300	2,221,708
Staples, Inc.	171,400	3,534,268
Target Corp.	36,100	1,489,486
TJX Cos., Inc. (The)	360,300	10,077,591
Viacom, Inc. Class B (NON)	255,700	4,919,668
Wal-Mart Stores, Inc.	103,600	5,221,440
Walt Disney Co. (The)	324,700	7,110,930
Whirlpool Corp.	19,100	862,556
		53,508,076

Consumer staples (6.9%)
Clorox Co.	178,600	10,010,530
Coca-Cola Co. (The)	18,400	792,120
CVS Caremark Corp.	375,600	11,936,568
Estee Lauder Cos., Inc. (The) Class A	44,700	1,336,530
General Mills, Inc.	159,500	8,085,055
Kimberly-Clark Corp.	177,000	8,697,780
Kraft Foods, Inc. Class A	366,562	8,577,551
Kroger Co.	401,200	8,673,944
Newell Rubbermaid, Inc.	655,600	6,851,020
Philip Morris International, Inc.	401,300	14,527,060
Procter & Gamble Co. (The)	213,700	10,565,328
Safeway, Inc.	59,800	1,181,050
SYSCO Corp.	101,700	2,372,661
Yum! Brands, Inc.	58,300	1,944,305
		95,551,502

Energy (7.6%)
Chevron Corp.	436,800	28,872,480
ConocoPhillips	145,200	5,953,200
Devon Energy Corp.	50,200	2,602,870
EOG Resources, Inc.	39,300	2,494,764
Exxon Mobil Corp.	459,500	30,634,865
Hess Corp.	46,000	2,520,340
Marathon Oil Corp.	273,800	8,131,860
Noble Corp.	118,100	3,227,673
Occidental Petroleum Corp.	168,100	9,462,349

Petroleo Brasileiro SA ADR (Brazil)	38,300	1,285,731
Total SA ADR (France)	216,200	10,749,464
		105,935,596

Financials (10.2%)
ACE, Ltd.	153,900	7,128,648
Allstate Corp. (The)	136,300	3,179,879
Bank of America Corp.	766,700	6,846,631
Bank of New York Mellon Corp. (The)	300,500	7,656,740
BB&T Corp.	86,700	2,023,578
Chubb Corp. (The)	242,900	9,460,955
Digital Realty Trust, Inc. (R)	56,900	2,048,969
Equity Residential Properties Trust (R)	62,348	1,427,146
Everest Re Group, Ltd.	51,000	3,806,640
Goldman Sachs Group, Inc. (The)	127,610	16,397,885
JPMorgan Chase & Co.	873,200	28,815,600
Morgan Stanley	348,500	8,238,540
PNC Financial Services Group, Inc.	95,700	3,799,290
RenaissanceRe Holdings, Ltd.	98,800	4,807,608
Simon Property Group, Inc. (R)	36,500	1,883,400
T. Rowe Price Group, Inc.	114,700	4,418,244
Travelers Cos., Inc. (The)	278,300	11,449,262
U.S. Bancorp	90,000	1,639,800
Wells Fargo & Co.	862,400	17,256,624
		142,285,439

Health care (8.9%)
AmerisourceBergen Corp.	49,600	1,668,544
Amgen, Inc. (NON)	93,900	4,551,333
Baxter International, Inc.	116,600	5,655,100
Boston Scientific Corp. (NON)	676,400	5,688,524
Bristol-Myers Squibb Co.	248,600	4,773,120
Covidien, Ltd. (Bermuda)	227,612	7,506,644
Eli Lilly & Co.	45,900	1,511,028
Genzyme Corp. (NON)	19,300	1,029,269
Hospira, Inc. (NON)	332,900	10,942,423
Johnson & Johnson	350,400	18,346,944
McKesson Corp.	212,900	7,877,300
Medtronic, Inc.	84,700	2,710,400
Merck & Co., Inc.	351,700	8,525,208
Pfizer, Inc.	1,468,900	19,624,504
UnitedHealth Group, Inc.	73,600	1,731,072
WellPoint, Inc. (NON)	176,500	7,547,140
Wyeth	342,800	14,534,720
		124,223,273

Technology (3.9%)
Accenture, Ltd. Class A	37,900	1,115,397
Applied Materials, Inc.	437,400	5,340,654
Atmel Corp. (NON)	768,200	2,949,888
Cisco Systems, Inc. (NON)	192,000	3,709,440
Electronic Arts, Inc. (NON)	159,200	3,239,720
EMC Corp. (NON)	481,900	6,038,207
Hewlett-Packard Co.	50,700	1,824,186
IBM Corp.	37,800	3,901,338
Intel Corp.	81,400	1,284,492
Microsoft Corp.	436,900	8,851,594
Nokia OYJ ADR (Finland)	382,900	5,414,206
Oracle Corp.	131,100	2,535,474
Texas Instruments, Inc.	215,300	3,888,318
Yahoo!, Inc. (NON)	272,400	3,892,596
		53,985,510

Transportation (1.0%)
AMR Corp. (NON)	101,500	483,140
Burlington Northern Santa Fe Corp.	84,300	5,688,564
Union Pacific Corp.	35,100	1,724,814
United Parcel Service, Inc. Class B	116,400	6,092,376
		13,988,894

Utilities and power (3.3%)
Dominion Resources, Inc.	55,900	1,685,944
Duke Energy Corp.	148,900	2,056,309
Edison International	341,600	9,739,016
Entergy Corp.	124,700	8,076,819
Exelon Corp.	61,400	2,832,382
FirstEnergy Corp.	75,900	3,104,310
FPL Group, Inc.	66,900	3,598,551
PG&E Corp.	268,350	9,961,152
Sempra Energy	27,500	1,265,550
Wisconsin Energy Corp.	72,200	2,885,112
		45,205,145

Total common stocks (cost $887,471,014)		$798,206,440

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, May 1, 2039	$28,000,000	$29,404,374

4 1/2s, TBA, May 1, 2039	30,000,000	30,600,000
		60,004,374

U.S. Government Agency Mortgage Obligations (33.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, March 1, 2035	20,936	22,043
5 1/2s, TBA, May 1, 2039	2,000,000	2,068,750
Federal National Mortgage Association Pass-Through
Certificates
4 1/2s, TBA, April 1, 2024	1,000,000	1,028,789
7s, TBA, May 1, 2039	3,000,000	3,219,375
6 1/2s, TBA, May 1, 2039	70,000,000	74,145,316
6s, TBA, May 1, 2024	1,000,000	1,050,156
5 1/2s, TBA, May 1, 2039	4,000,000	4,143,750
5 1/2s, TBA, May 1, 2024	25,000,000	26,015,625
5s, with due dates from April 1, 2038 to
January 1, 2039	28,999,983	29,865,453
5s, July 1, 2035 (i)	23,509,496	24,284,604
5s, TBA, May 1, 2039	97,000,000	99,766,013
4 1/2s, with due dates from April 1, 2038 to
April 1, 2039	22,999,994	23,429,448
4 1/2s, TBA, May 1, 2039	112,000,000	113,960,000
4 1/2s, TBA, May 1, 2024	55,000,000	56,482,421
		459,481,743

Total U.S. government and agency mortgage obligations (cost $517,908,984)		$519,486,117

COLLATERALIZED MORTGAGE OBLIGATIONS (11.1%)(a)
	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$1,359,896	$1,502,099
FRB Ser. 97-D5, Class A5, 7.278s, 2043	325,000	228,827
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	715,935
FRB Ser. 07-3, Class A3, 5.837s, 2049	1,200,000	862,203
Ser. 04-3, Class A5, 5.498s, 2039	4,690,000	4,283,428
FRB Ser. 05-1, Class A5, 5.238s, 2042	252,000	201,521
Ser. 07-5, Class XW, Interest Only (IO), 0.606s, 2051	33,850,765	507,761
Ser. 07-1, Class XW, IO, 0.463s, 2049	16,871,334	185,143
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	482,511
Ser. 04-4, Class XC, IO, 0.29s, 2042	29,091,122	309,236
Ser. 02-PB2, Class XC, IO, 0.228s, 2035	8,222,366	135,134
Ser. 04-5, Class XC, IO, 0.227s, 2041	47,990,749	395,213
Ser. 05-1, Class XW, IO, 0.144s, 2042	241,189,680	357,925
Ser. 06-4, Class XC, IO, 0.122s, 2046	49,560,339	308,186
Ser. 05-4, Class XC, IO, 0.114s, 2045	81,222,045	343,764
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.401s, 2018	142,000	140,772
FRB Ser. 04-BBA4, Class G, 1.151s, 2018	449,000	445,070
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.451s, 2022	496,000	270,838
FRB Ser. 05-MIB1, Class J, 1.501s, 2022	1,400,000	490,000
Banc of America Mortgage Securities Ser. 05-E,
Class 2, IO, 0.3s, 2035	26,674,528	75,022
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	664,511	662,663
Bayview Commercial Asset Trust 144A
Ser. 06-4A, IO, 2.331s, 2036	1,979,560	148,485
Ser. 04-2, IO, 2.22s, 2034	3,940,714	117,433
Ser. 05-1A, IO, 2.15s, 2035	4,305,848	146,829
Ser. 04-3, IO, 2.15s, 2035	2,829,298	84,313
Ser. 06-2A, IO, 1.798s, 2036	2,540,019	154,103
Ser. 05-3A, IO, 1.6s, 2035	13,308,624	685,753
Ser. 07-5A, IO, 1.55s, 2037	9,167,554	668,315
FRB Ser. 05-1A, Class A1, 0.738s, 2035	1,001,042	580,604
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.977s, 2034	125,084	70,389
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032	456,000	258,625
Ser. 04-PR3I, Class X1, IO, 0.279s, 2041	12,229,655	147,551
Ser. 05-PWR9, Class X1, IO, 0.131s, 2042 (F)	40,286,649	209,003
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.882s, 2038 (F)	18,022,535	476,487
Ser. 06-PW14, Class X1, IO, 0.136s, 2038 (F)	19,381,627	186,283
Ser. 07-PW15, Class X1, IO, 0.11s, 2044 (F)	63,961,307	424,080
Ser. 05-PW10, Class X1, IO, 0.081s, 2040 (F)	62,602,921	150,843
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	5,584,200	39,700
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	487,201	492,751
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030	1,761,000	641,393
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR5,
Class 2A5A, 6.192s, 2036	122,301	67,879
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	26,617,473	338,042
Ser. 06-CD2, Class X, IO, 0.127s, 2046	75,826,521	177,016
Ser. 07-CD4, Class XC, IO, 0.089s, 2049	89,011,860	373,850
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.22s, 2017	1,806,000	1,297,195
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	939,000	328,650
Ser. 06-CN2A, Class J, 5.756s, 2019	751,000	187,750
FRB Ser. 01-J2A, Class A2F, 0.953s, 2034	1,590,000	1,314,182

Ser. 03-LB1A, Class X1, IO, 0.517s, 2038	8,164,572	253,624
Ser. 05-LP5, Class XC, IO, 0.128s, 2043	69,631,272	333,278
Ser. 06-C8, Class XS, IO, 0.085s, 2046	57,146,507	245,286
Ser. 05-C6, Class XC, IO, 0.064s, 2044	66,532,018	207,513
Countrywide Alternative Loan Trust Ser. 05-24,
Class 1AX, IO, zero %, 2035	9,042,157	111,614
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	854,787	931,717
IFB Ser. 05-R1, Class 1AS, IO, 5.382s, 2035	6,211,708	431,093
IFB Ser. 05-R2, Class 1AS, IO, 5.039s, 2035	5,978,051	414,877
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.145s, 2039	36,528,121	259,788
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	121,710,156	608,551
Ser. 07-C1, Class AX, IO, 0.11s, 2040	80,419,365	355,856
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.238s, 2017	232,000	104,400
FRB Ser. 06-A, Class C, 1.038s, 2017	688,000	378,400
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,435,207	1,282,085
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,040,794
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	4,422,328
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	81,820
Ser. 04-C3, Class A3, 4.302s, 2036	136,882	136,408
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.401s, 2020	259,000	173,530
FRB Ser. 04-TF2A, Class J, 1.401s, 2016	313,000	203,450
FRB Ser. 05-TF2A, Class J, 1.351s, 2020	407,807	305,855
FRB Ser. 04-TF2A, Class H, 1.151s, 2019	627,000	470,250
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	59,391,865	517,814
Ser. 04-C4, Class AX, IO, 0.572s, 2039	11,222,223	168,067
Ser. 02-CP3, Class AX, IO, 0.482s, 2035	20,343,090	645,330
DLJ Commercial Mortgage Corp. Ser. 00-CF1, Class A1B,
7.62s, 2033	1,985,024	2,027,337
Fannie Mae
IFB Ser. 06-70, Class SM, 51.106s, 2036	304,044	473,208
IFB Ser. 03-66, Class SA, IO, 7.213s, 2033	2,465,703	226,349
IFB Ser. 07-W2, Class 3A2, IO, 6.843s, 2037	2,961,730	303,992
IFB Ser. 04-12, Class WS, IO, 6.713s, 2033	97,663	8,917
IFB Ser. 06-60, Class DI, IO, 6.633s, 2035	1,601,251	133,642
IFB Ser. 05-65, Class KI, IO, 6.563s, 2035	11,776,692	1,061,080
IFB Ser. 05-12, Class SC, IO, 6.313s, 2035	2,051,443	195,956
IFB Ser. 07-W5, Class 2A2, IO, 6.303s, 2037	1,098,210	103,825
IFB Ser. 05-82, Class SY, IO, 6.293s, 2035	5,478,871	446,528
IFB Ser. 05-45, Class SR, IO, 6.283s, 2035	7,489,117	554,988
IFB Ser. 05-54, Class SA, IO, 6.263s, 2035	5,239,115	391,917
IFB Ser. 06-104, Class SG, IO, 6.163s, 2036	3,012,305	224,088
IFB Ser. 06-61, Class SE, IO, 6.113s, 2036	4,142,839	302,191
IFB Ser. 07-88, Class MI, IO, 6.083s, 2037	1,043,017	88,534
Ser. 06-94, Class NI, IO, 6.063s, 2036	1,481,813	103,151
IFB Ser. 08-1, Class BI, IO, 5.473s, 2038	8,413,309	550,592
Ser. 06-W3, Class 1AS, IO, 5.461s, 2046	10,866,423	801,942
Ser. 03-W12, Class 2, IO, 2.218s, 2043	6,274,470	318,739
Ser. 03-W10, Class 3, IO, 1.922s, 2043	4,857,546	210,740
Ser. 03-W10, Class 1, IO, 1.902s, 2043	19,743,858	837,947
Ser. 03-W8, Class 12, IO, 1.633s, 2042	20,285,229	735,518
Ser. 03-W17, Class 12, IO, 1.145s, 2033	6,236,158	158,550
Ser. 03-T2, Class 2, IO, 0.81s, 2042	28,951,424	519,397
Ser. 03-W3, Class 2IO1, IO, 0.678s, 2042	2,664,542	41,127
Ser. 03-W6, Class 51, IO, 0.672s, 2042	8,176,023	129,727
Ser. 01-T12, Class IO, 0.565s, 2041	16,873,661	231,598
Ser. 03-W2, Class 1, IO, 0.467s, 2042	15,039,457	155,379
Ser. 02-T4, IO, 0.449s, 2041	6,088,192	62,612
Ser. 03-W3, Class 1, IO, 0.439s, 2042	20,325,285	200,432
Ser. 02-T1, Class IO, IO, 0.427s, 2031	16,416,022	141,454
Ser. 03-W6, Class 3, IO, 0.367s, 2042	11,632,925	92,398
Ser. 03-W6, Class 23, IO, 0.352s, 2042	12,220,817	92,416
Ser. 03-W4, Class 3A, IO, 0.332s, 2042	11,244,303	92,095
Ser. 01-79, Class BI, IO, 0.326s, 2045	3,060,371	24,129
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO, 0.524s, 2043	7,304,774	86,716
Ser. T-56, Class 3, IO, 0.352s, 2043	8,755,507	84,938
Ser. T-56, Class 1, IO, 0.278s, 2043	11,308,565	74,798
Ser. T-56, Class 2, IO, 0.001s, 2043	10,273,288	15,112
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027 (F)	2,501,401	1,737,282
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.723s, 2035	1,630,813	799,099
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.947s, 2033	28,971,149	566,965
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	624,000
Freddie Mac
IFB Ser. 3202, Class HM, 30.994s, 2036	544,335	709,572
IFB Ser. 2922, Class SE, IO, 6.299s, 2035	4,192,645	392,682
IFB Ser. 3118, Class SD, IO, 6.249s, 2036	6,804,265	578,004
IFB Ser. 3033, Class SG, IO, 6.199s, 2035	79,509	6,844
IFB Ser. 2962, Class BS, IO, 6.199s, 2035	9,712,391	777,472
IFB Ser. 3114, Class TS, IO, 6.199s, 2030	10,844,411	837,308
IFB Ser. 3510, Class IB, IO, 6.149s, 2036	3,204,190	364,701
IFB Ser. 3510, Class IA, IO, 6.049s, 2037	6,224,504	505,554
IFB Ser. 3510, Class DI, IO, 6.029s, 2035	5,395,585	484,092
GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.107s, 2019	183,265,840	565,375
Ser. 05-C2, Class XC, IO, 0.104s, 2043	84,135,279	392,937
Ser. 05-C3, Class XC, IO, 0.09s, 2045	228,427,491	565,226
GMAC Commercial Mortgage Securities, Inc.

Ser. 99-C3, Class F, 8.181s, 2036	592,000	591,168
Ser. 97-C1, Class X, IO, 1.359s, 2029	3,145,485	129,822
Ser. 05-C1, Class X1, IO, 0.216s, 2043	91,070,270	613,657
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	597,292
Ser. 06-C1, Class XC, IO, 0.07s, 2045	126,661,712	337,405
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 36.859s, 2036	272,581	352,781
IFB Ser. 07-44, Class SP, 34.086s, 2036	1,293,357	1,637,058
IFB Ser. 04-59, Class SH, IO, 6.798s, 2034	79,282	8,441
IFB Ser. 07-35, Class TY, IO, 6.453s, 2035	3,184,064	184,134
IFB Ser. 07-35, Class NY, IO, 6.448s, 2035	118,557	10,616
IFB Ser. 07-26, Class SD, IO, 6.348s, 2037	3,884,436	323,607
IFB Ser. 07-26, Class SL, IO, 6.348s, 2037	196,905	24,281
IFB Ser. 07-58, Class PS, IO, 6.253s, 2037	4,856,755	359,172
IFB Ser. 04-17, Class QN, IO, 6.248s, 2034	103,076	10,169
IFB Ser. 07-59, Class SP, IO, 6.223s, 2037	4,475,409	304,431
IFB Ser. 07-68, Class PI, IO, 6.203s, 2037	4,069,003	254,460
IFB Ser. 07-74, Class SI, IO, 6.118s, 2037	81,438	5,398
IFB Ser. 08-2, Class SV, IO, 6.068s, 2038	1,171,900	100,004
IFB Ser. 08-34, Class SH, IO, 6.053s, 2037	104,131	7,668
IFB Ser. 06-28, Class GI, IO, 6.053s, 2035	3,612,128	250,749
IFB Ser. 07-9, Class AI, IO, 6.048s, 2037	3,423,683	262,264
IFB Ser. 05-92, Class S, IO, 5.953s, 2032	275,592	17,634
IFB Ser. 05-65, Class SI, IO, 5.903s, 2035	3,690,208	273,518
IFB Ser. 08-15, Class PI, IO, 5.853s, 2035	122,841	8,378
IFB Ser. 07-17, Class IC, IO, 5.798s, 2037	4,713,466	351,101
IFB Ser. 07-21, Class S, IO, 5.748s, 2037	4,662,105	314,282
IFB Ser. 07-62, Class S, IO, 5.698s, 2037	96,435	6,779
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	3,412,758	1,068
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	9,992,394	3,125
Ser. 07-73, Class MO, PO, zero %, 2037	494,658	471,595
FRB Ser. 07-73, Class KI, IO, zero %, 2037	4,946,584	21,720
FRB Ser. 98-2, Class EA, PO, zero %, 2028	85,010	71,728
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.088s, 2037	182,195,344	431,311
Greenwich Capital Commercial Funding Corp. 144A Ser.
07-GG9, Class X, IO, 0.511s, 2039	29,403,810	337,176
GS Mortgage Securities Corp. II Ser. 05-GG4, Class A4,
4.761s, 2039	197,000	158,512
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,093,100
FRB Ser. 07-EOP, Class J, 1.339s, 2020	428,000	270,792
Ser. 06-GG8, Class X, IO, 0.666s, 2039	26,313,671	537,909
Ser. 04-C1, Class X1, IO, 0.38s, 2028	13,173,952	68,254
Ser. 03-C1, Class X1, IO, 0.35s, 2040	19,056,141	330,637
Ser. 06-GG6, Class XC, IO, 0.074s, 2038	52,374,873	94,971
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	213,788	204,258
Ser. 05-RP3, Class 1A3, 8s, 2035	667,434	630,069
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	591,665	550,972
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	804,981	782,579
Ser. 05-RP1, Class 1A3, 8s, 2035	105,636	97,692
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	866,083	832,037
IFB Ser. 04-4, Class 1AS, IO, 5.576s, 2034	10,035,913	741,654
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.832s, 2035	1,458,631	918,937
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	242,459	9,213
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.062s, 2036	106,963	51,516
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	191,394	95,697
FRB Ser. 06-A6, Class 1A1, 0.598s, 2036	123,452	51,822
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	655,920
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	8,054,000	5,958,550
FRB Ser. 04-PNC1, Class A4, 5.582s, 2041	75,000	61,913
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	167,369
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	144,624
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,192,202
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	34,958,273	687,591
Ser. 06-CB17, Class X, IO, 0.7s, 2043	42,678,232	849,724
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	9,789,736	156,048
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	54,444,952	617,406
Ser. 06-CB16, Class X1, IO, 0.126s, 2045	39,776,330	306,986
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 03-ML1A, Class X1, IO, 0.753s, 2039	37,817,304	1,076,904
Ser. 05-CB12, Class X1, IO, 0.142s, 2037	53,882,510	303,359
Ser. 07-CB20, Class X1, IO, 0.113s, 2051	88,920,189	612,660
Ser. 06-LDP6, Class X1, IO, 0.093s, 2043	67,921,615	201,727
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	526,800
Ser. 99-C1, Class G, 6.41s, 2031	765,731	149,396
Ser. 98-C4, Class G, 5.6s, 2035	634,000	481,840
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	187,415
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	66,368
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,494,864
Ser. 07-C2, Class XW, IO, 0.737s, 2040	11,753,569	222,675
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	30,394,821	705,643
Ser. 03-C5, Class XCL, IO, 0.291s, 2037	15,924,207	255,950
Ser. 05-C3, Class XCL, IO, 0.23s, 2040	65,754,193	857,040
Ser. 05-C2, Class XCL, IO, 0.178s, 2040	121,795,170	788,380
Ser. 05-C7, Class XCL, IO, 0.172s, 2040	81,504,145	409,371
Ser. 05-C5, Class XCL, IO, 0.17s, 2020	68,843,232	580,968
Ser. 06-C7, Class XCL, IO, 0.138s, 2038	46,953,988	424,234

Ser. 06-C1, Class XCL, IO, 0.129s, 2041	65,986,624	386,807
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	100,999,436	682,069
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.401s, 2017	733,000	439,800
FRB Ser. 05-LLFA, Class J, 1.251s, 2018	423,000	211,500
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.295s, 2036	588,794	573,736
IFB Ser. 06-7, Class 4A2, IO, 7.313s, 2036	2,969,507	325,725
IFB Ser. 07-5, Class 8A2, IO, 7.283s, 2036	2,961,354	323,491
Ser. 07-1, Class 3A2, IO, 6.813s, 2037	3,653,159	311,907
IFB Ser. 06-9, Class 3A2, IO, 6.793s, 2037	2,079,400	211,865
IFB Ser. 06-5, Class 2A2, IO, 6.713s, 2036	6,274,153	631,745
IFB Ser. 07-2, Class 2A13, IO, 6.253s, 2037	5,344,687	501,278
IFB Ser. 07-1, Class 2A3, IO, 6.193s, 2037	6,241,539	579,777
Ser. 06-9, Class 2A3, IO, 6.183s, 2036	7,238,252	671,257
IFB Ser. 06-9, Class 2A2, IO, 6.183s, 2037	5,339,340	495,170
IFB Ser. 06-7, Class 2A4, IO, 6.113s, 2036	10,414,683	954,922
IFB Ser. 06-7, Class 2A5, IO, 6.113s, 2036	9,764,595	882,915
IFB Ser. 06-6, Class 1A2, IO, 6.063s, 2036	3,691,483	335,703
IFB Ser. 06-6, Class 1A3, IO, 6.063s, 2036	5,618,033	510,904
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.415s, 2034	121,955	69,008
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	1,602,678	5,890
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	4,850,618	9,580
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	592,470	510,528
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,434,856	1,559,959
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
1.055s, 2027	4,153,213	2,667,367
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.951s, 2022	1,019,621	632,165
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.986s, 2030	644,000	446,262
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035	3,115,887	2,385,491
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	1,576,000	1,070,044
FRB Ser. 07-C1, Class A4, 6.022s, 2050	1,777,000	1,193,015
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	193,000	165,043
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	154,045
Ser. 05-MCP1, Class XC, IO, 0.158s, 2043	69,271,075	498,752
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.413s, 2039	14,836,920	200,298
Ser. 05-LC1, Class X, IO, 0.1s, 2044	36,196,212	174,998
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	4,551,000	3,083,303
FRB Ser. 07-8, Class A2, 6.119s, 2049	1,876,000	1,316,577
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	191,588,385	389,748
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	2,936,462	396,422
Ser. 04-C2, Class X, IO, 6.004s, 2040	2,418,640	290,237
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,823,684	225,895
Ser. 06-C4, Class X, IO, 5.454s, 2016	8,369,781	863,134
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.69s, 2043	9,502,878	190,058
Morgan Stanley Capital I Ser. 04-HQ4, Class A7, 4.97s,
2040	2,047,000	1,790,716
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 5.124s, 2039	1,000,000	80,000
Ser. 04-RR, Class F6, 5.124s, 2039	1,700,000	119,000
Ser. 05-HQ5, Class X1, IO, 0.189s, 2042 (F)	21,434,095	92,849
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.767s, 2035 (F)	3,518,656	1,759,328
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.186s, 2030	1,020,000	663,000
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.243s, 2035	403,174	337,112
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	328,234	312,623
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	147,449
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	570,809
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 6.253s, 2037	12,114,968	1,136,263
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.698s, 2033	793,089	342,749
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.73s, 2036	21,806,289	697,801
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	567,000
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	757,000	552,610
Ser. 03-1A, Class M, 5s, 2018	513,000	282,150
Ser. 04-1A, Class L, 5s, 2018	337,000	188,720
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	9,027,450	4,423,451
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	1,840,820	1,067,676
Ser. 04-8, Class 1A3, 5.226s, 2034	8,479	3,869
Ser. 05-9, Class AX, IO, 1.259s, 2035	18,008,479	297,140
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.788s, 2034	535,098	326,410
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.815s, 2037	40,054,551	3,040,140
Ser. 07-4, Class 1A4, IO, 1s, 2037	42,427,275	863,395
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.247s, 2037	11,152,850	718,244
Ser. 06-RF4, Class 1A, IO, 5.157s, 2036	6,019,158	394,819
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	5,721,000	4,534,766
Ser. 06-C28, Class XC, IO, 0.563s, 2048	23,269,585	288,839

Ser. 06-C29, IO, 0.53s, 2048	97,655,290	1,438,417
Ser. 07-C34, IO, 0.519s, 2046	23,965,128	370,061
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.751s, 2018	771,000	192,750
Ser. 03-C3, Class IOI, IO, 0.567s, 2035	15,693,050	346,041
Ser. 07-C31, IO, 0.435s, 2047	91,448,636	884,279
Ser. 06-C27, Class XC, IO, 0.124s, 2045	45,381,916	220,730
Ser. 06-C23, Class XC, IO, 0.082s, 2045	89,629,570	269,854
Ser. 06-C26, Class XC, IO, 0.061s, 2045	34,225,522	62,371
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 (F)	222,000	46,150
Ser. 06-SL1, Class X, IO, 1.181s, 2043	7,418,732	207,354
Ser. 07-SL2, Class X, IO, 0.85s, 2049	14,735,634	364,707
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	770,201	80,871
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031	1,305,000	652,500

Total collateralized mortgage obligations (cost $167,652,541)		$153,567,598

CORPORATE BONDS AND NOTES (10.4%)(a)
	Principal amount	Value

Basic materials (0.3%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,554,000	$1,511,728
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	763,000	747,740
International Paper Co. sr. unsec. notes 7.4s, 2014	305,000	281,134
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	208,000	209,040
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	345,000	320,540
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	106,000	110,158
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	29,000	29,718
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	185,000	181,658
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 8.95s, 2014 (United Kingdom)	282,000	291,895
Sealed Air Corp. 144A notes 5 5/8s, 2013	210,000	182,936
Westvaco Corp. unsec. notes 7 1/2s, 2027	12,000	10,289
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	550,586
		4,427,422

Capital goods (0.3%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	90,000	90,450
Caterpillar Financial Services Corp. sr. unsec. notes
4.85s, 2012	820,000	817,186
Eaton Corp. notes 5.6s, 2018	152,000	143,512
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	335,000	332,306
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	610,179
Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s,
2038	975,000	884,686
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	125,000	120,594
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	430,000	425,473
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	328,000	339,416
		3,763,802

Communication services (1.1%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	200,254
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	285,000	326,225
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	185,000	200,607
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	245,000	244,574
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	2,369,000	2,205,281
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	283,000	295,457
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	450,000	453,268
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	65,000	61,913
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	290,000	325,216
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	225,000	222,171
Cox Communications, Inc. notes 7 1/8s, 2012	745,000	753,072
Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	264,177
France Telecom notes 8 1/2s, 2031 (France)	180,000	229,079
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	122,000	128,613
Southwestern Bell Telephone debs. 7s, 2027	269,000	249,265
TCI Communications, Inc. company guaranty 7 7/8s, 2026	1,085,000	1,038,707
TCI Communications, Inc. debs. 9.8s, 2012	467,000	503,447
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	400,000	355,336
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	515,000	488,328
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	60,000	59,569
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 1.717s, 2011 (Italy)	465,000	439,393
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	385,000	398,569
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	595,000	676,585
Time Warner Cable, Inc. company guaranty sr. notes

7.3s, 2038	640,000	643,565
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	150,000	161,682
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	174,508
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	110,000	131,870
Verizon New England, Inc. sr. notes 6 1/2s, 2011	742,000	778,656
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	757,591
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	965,229
Verizon Wireless, Inc. 144A notes 5.55s, 2014	690,000	723,829
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)	387,000	374,363
		14,830,399

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	455,000	467,075
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	685,132
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	280,000	299,499
		1,451,706

Consumer cyclicals (0.4%)
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	565,000	549,084
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	432,000	424,356
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	60,000	57,206
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	330,000	303,452
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	110,000	79,475
Mohawk Industries, Inc. sr. unsec. notes 6 5/8s, 2016	235,000	199,211
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	907,251
News America Holdings, Inc. debs. 7 3/4s, 2045	160,000	125,707
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	560,510
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	710,000	660,300
Target Corp. bonds 6 1/2s, 2037	405,000	351,289
Time Warner, Inc. debs. 9.15s, 2023	340,000	351,990
Time Warner, Inc. debs. 9 1/8s, 2013	592,000	631,417
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	110,000	112,710
		5,313,958

Consumer staples (0.7%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	220,000	251,918
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	275,000	307,494
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	215,000	201,971
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	165,000	165,332
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013 (United Kingdom)	230,000	224,549
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,091,054
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	35,000	35,965
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	1,243,000	807,950
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	491,473	501,655
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	565,000	553,824
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	395,000	407,362
Diageo PLC company guaranty 8s, 2022 (Canada)	760,000	830,361
General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	133,677
Kellogg Co. sr. unsub. 5 1/8s, 2012	165,000	174,751
Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	781,251
Kroger Co. company guaranty 6 3/4s, 2012	275,000	293,462
Kroger Co. company guaranty 6.4s, 2017	500,000	520,446
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	538,304
McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	578,901
Reynolds American, Inc. company guaranty 7 1/4s, 2013	695,000	682,056
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	540,000	530,071
Supervalu, Inc. notes 7 7/8s, 2009	520,000	523,250
		10,135,604

Energy (0.5%)
Amerada Hess Corp. unsub notes 6.65s, 2011	185,000	193,963
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	9,550
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	45,000	40,669
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	20,000	19,613
ConocoPhillips notes 6 1/2s, 2039	265,000	262,556
Devon Energy Corp. sr. notes 6.3s, 2019	265,000	274,292
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	175,000	179,608
Forest Oil Corp. sr. notes 8s, 2011	610,000	599,325
Halliburton Co. sr. unsec. notes 7.45s, 2039	235,000	246,593
Kerr-McGee Corp. sec. notes 6.95s, 2024	140,000	111,693
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	232,276
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	590,688
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	595,000	432,923
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	720,475
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018

(Canada)	200,000	182,147
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	193,000	191,905
Sunoco, Inc. notes 4 7/8s, 2014	312,000	274,725
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	184,990
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	280,000	247,745
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	381,376
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020	325,000	333,938
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	225,000	213,590
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	180,000	182,939
		6,107,579

Financials (4.5%)
AGFC Capital Trust I company guaranty 6s, 2067	620,000	48,050
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	326,000	321,128
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,107,752
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.76s, 2017	545,000	315,172
Amvescap PLC company guaranty 5 5/8s, 2012	520,000	414,443
Bank of America NA sub. notes 5.3s, 2017	315,000	236,227
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	600,000	622,792
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.701s, 2027	2,245,000	729,897
Barclays Bank PLC unsec. FRN 1 7/8s, 2049	2,290,000	755,700
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049	280,000	169,400
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	440,000	463,237
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	370,000	358,900
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	331,000	338,023
Block Financial Corp. notes 5 1/8s, 2014	205,000	179,191
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
3.034s, 2012	1,783,500	1,541,003
Capital One Capital III company guaranty 7.686s, 2036	320,000	135,660
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 1.573s, 2009	240,000	235,153
Chubb Corp. (The) sr. notes 6 1/2s, 2038	765,000	700,146
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	1,998,000	439,560
CIT Group, Inc. sr. notes 5.4s, 2013	155,000	86,827
CIT Group, Inc. sr. notes 5s, 2015	170,000	93,501
CIT Group, Inc. sr. notes 5s, 2014	110,000	61,603
Citigroup, Inc. sr. notes 6 1/2s, 2013	977,000	891,615
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	422,000	354,656
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s,
2009	1,915,000	1,910,308
Citigroup, Inc. sub. notes 5s, 2014	324,000	221,926
CNA Financial Corp. unsec. notes 6s, 2011	730,000	650,875
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	354,000	192,647
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	575,000	571,006
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	286,000	134,254
Dresdner Funding Trust I 144A bonds 8.151s, 2031	350,000	103,110
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	361,000	230,026
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	35,000	28,053
Fleet Capital Trust V bank guaranty FRN 2.309s, 2028	187,000	55,056
Fund American Cos., Inc. notes 5 7/8s, 2013	272,000	210,930
GATX Financial Corp. notes 5.8s, 2016	560,000	473,200
General Electric Capital Corp. FDIC guaranteed sr.
unsec. notes 1 5/8s, 2011	6,750,000	6,795,407
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.174s, 2016	455,000	310,183
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	1,589,000	1,254,091
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	355,000	203,768
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018	220,000	63,800
Goldman Sachs Group, Inc (The) FDIC guaranteed sr.
unsec. notes 1 5/8s, 2011	6,750,000	6,776,602
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	760,000	784,021
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	302,000	303,810
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	553,047
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	15,000	11,767
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	295,000	240,684
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	328,804
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	669,534
HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	908,860
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	905,000	771,274
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,360,000	231,200
International Lease Finance Corp. sr. unsec. Ser. MTN,
6 5/8s, 2013	75,000	46,500
JPMorgan Chase & Co. FDIC guaranteed 2 5/8s, 2010	6,750,000	6,900,350
JPMorgan Chase & Co. sr. notes 6s, 2018	130,000	126,390
JPMorgan Chase Bank NA sub. notes 6s, 2017	1,000,000	932,975
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	355,510
JPMorgan Chase Capital XXV bonds 6.8s, 2037	780,000	571,054
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	1,289,000	701,583
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,060,000	576,054
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,068,846

Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011	835,000	723,668
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	1,300,000	715,000
Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013	352,000	328,331
Morgan Stanley FDIC guaranteed sr. unsec. notes 2s,
2011	2,500,000	2,509,043
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.541s,
2010	1,000,000	977,877
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	384,809
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	593,604
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	282,000	244,912
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	214,390
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	505,000	169,175
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	310,000	247,824
Prudential Holdings LLC 144A bonds 8.695s, 2023	410,000	263,790
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	700,000	192,500
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	371,000	304,808
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	381,000	332,355
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	730,000	688,837
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 2.32s, 2037	925,000	371,750
Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	693,000	545,252
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	957,575
Wells Fargo & Co. FDIC guaranteed sr. unsec. notes
2 1/8s, 2012	1,400,000	1,409,671
Wells Fargo & Co. govt. guaranty 3s, 2011	1,100,000	1,133,419
Wells Fargo & Co. sr. notes 4 3/8s, 2013	1,060,000	1,020,291
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	435,000	365,400
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	565,741
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	630,000	333,900
		62,461,063

Health care (0.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	82,774
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	20,000	19,835
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	451,000	474,526
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	330,000	322,202
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	50,000	50,325
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018	460,000	477,440
Hospira, Inc. sr. notes 5.55s, 2012	400,000	395,421
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	500,000	511,946
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	464,000	509,814
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	146,000	158,620
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	150,000	161,835
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	135,252
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	755,000	757,271
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	423,000
WellPoint, Inc. notes 7s, 2019	155,000	157,443
		4,637,704

Technology (0.3%)
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013	65,000	63,593
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	100,000	88,250
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	760,000	723,639
IBM Corp. sr. unsec. notes 5.7s, 2017	320,000	340,195
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	2,200,000	1,988,153
Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	110,000	109,443
Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	50,000	49,538
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	180,000	138,534
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	844,600
		4,345,945

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	71,500
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	275,000	296,035
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	625,000	632,775
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,449,547	1,058,170
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	330,000	303,176
Southwest Airlines Co. pass-through certificates
6.15s, 2022	817,694	729,976
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	55,000	52,885
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	750,000	722,430
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	585,156

		4,452,103

Utilities and power (1.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	491,677
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	385,058
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	905,000	836,103
Beaver Valley II Funding debs. 9s, 2017	332,000	326,280
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	840,892
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,194,000	846,008
CMS Energy Corp. unsub. notes 6.55s, 2017	50,000	43,500
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	272,774
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	500,000	412,753
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	471,122
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	528,935
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,851,000	1,055,070
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	10,000	10,117
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	419,000	422,598
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	120,000	109,520
Electricite de France 144A notes 6.95s, 2039 (France)	655,000	690,622
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	892,031
Enterprise Products Operating LP company guaranty FRB
8 3/8s, 2066	915,000	631,350
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	55,000	34,650
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	340,000	311,917
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	521,670
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	775,000	705,250
ITC Holdings Corp. 144A notes 5 7/8s, 2016	272,000	251,221
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	334,149
Kansas Gas & Electric bonds 5.647s, 2021	369,671	347,443
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	558,000	539,865
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	294,956
Northwestern Corp. sec. notes 5 7/8s, 2014	272,000	274,966
Oncor Electric Delivery Co. debs. 7s, 2022	292,000	277,391
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	364,062
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	775,000	738,730
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	271,000	243,295
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	611,563	598,885
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	377,038
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	296,000	154,660
Southern Natural Gas. Co. 144A notes 5.9s, 2017	460,000	418,590
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	969,633
Spectra Energy Capital, LLC sr. notes 8s, 2019	780,000	809,200
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	330,000	313,524
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	1,070,000	1,037,950
TEPPCO Partners LP company guaranty FRB 7s, 2067	595,000	322,979
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	830,000	829,566
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	620,490
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	332,800
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	285,000	297,373
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	960,000	951,467
		22,540,130

Total corporate bonds and notes (cost $166,461,445)		$144,467,415

ASSET-BACKED SECURITIES (4.2%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.128s, 2035	$161,723	$68,289
FRB Ser. 05-4, Class A2C, 0.648s, 2035	277,197	228,478
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.588s, 2036	759,000	171,588
FRB Ser. 06-HE3, Class A2C, 0.588s, 2036	1,021,000	351,516
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	450,547	309,049
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 1.497s, 2013	210,000	35,540
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	59,595	6
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.848s, 2029	1,993,818	860,984
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 0.951s, 2012	431,181	411,930
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.938s, 2036	902,000	15,694
FRB Ser. 03-8, Class M2, 2.188s, 2033	436,439	119,998
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	141,130
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	111,200
Argent Securities, Inc.

FRB Ser. 03-W3, Class M3, 2.708s, 2033	53,237	6,492
FRB Ser. 06-W4, Class A2C, 0.598s, 2036	1,813,000	624,190
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.438s, 2033	404,172	284,168
FRB Ser. 05-WMC1, Class M1, 0.878s, 2035	564,000	236,880
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.628s, 2036	295,215	166,919
FRB Ser. 06-HE4, Class A5, 0.598s, 2036	1,158,542	691,323
FRB Ser. 06-HE7, Class A4, 0.578s, 2036	529,000	155,526
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.147s, 2033	785,083	259,077
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	356,211
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.435s, 2039	3,513,363	2,006,661
FRB Ser. 04-D, Class A, 0.825s, 2044	918,176	807,451
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 4.235s, 2039	166,845	99,983
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.788s, 2038	560,476	336,286
FRB Ser. 03-SSRA, Class A, 1.138s, 2038	472,722	311,996
FRB Ser. 04-SSRA, Class A1, 1.038s, 2039	671,857	376,240
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.188s, 2035	405,720	4,057
FRB Ser. 05-HE1, Class M3, 1.368s, 2035	489,000	229,093
FRB Ser. 03-3, Class A2, 1.028s, 2043	1,683,131	1,292,893
FRB Ser. 03-1, Class A1, 0.938s, 2042	373,791	257,633
FRB Ser. 05-3, Class A1, 0.888s, 2035	321,449	163,400
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	446,797
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,416,483
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.858s, 2035	324,987	166,591
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	4,946,151	385,716
Ser. 02-1, Class A, 6.681s, 2033	4,031,608	3,495,074
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.958s, 2035	332,000	234,970
FRB Ser. 04-6, Class 2A5, 0.828s, 2034	827,684	546,500
FRB Ser. 05-14, Class 3A2, 0.678s, 2036	157,244	113,023
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	171,129
Ser. 06-MH1, Class M1, 6 1/4s, 2036	485,000	233,285
Ser. 06-MH1, Class M2, 6 1/4s, 2036	214,000	147,047
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,617,000	485,100
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	152,004	3,040
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.108s, 2035	201,000	25,058
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 0.978s, 2035	700,000	587,731
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	215,199	203,267
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 2.311s,
2038	616,000	12,320
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 1.82s,
2015	1,873,050	1,572,051
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
0.768s, 2036	1,688,000	373,510
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.438s,
2037	308,000	9,240
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.738s, 2019	1,680,000	924,000
Ser. 04-1A, Class B, 1.288s, 2018	42,110	33,688
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,826,630
GEBL 144A
Ser. 04-2, Class D, 3.201s, 2032	528,538	26,427
Ser. 04-2, Class C, 1.301s, 2032 (F)	198,041	39,661
Green Tree Financial Corp.
Ser. 97-2, Class A7, 7.62s, 2028	265,148	211,811
Ser. 97-4, Class A7, 7.36s, 2029	410,170	338,274
Ser. 95-8, Class B1, 7.3s, 2026	362,579	212,277
Ser. 97-7, Class A8, 6.86s, 2029	246,427	208,193
Greenpoint Manufactured Housing Ser. 99-5, Class M1A,
8.3s, 2026	488,000	309,616
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	757,560	719,682
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.988s, 2030	1,141,000	114,100
FRB Ser. 05-1A, Class D, 1.968s, 2030	502,743	125,686
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.241s, 2036	1,350,133	499,549
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.768s, 2036	848,000	490,408
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.688s, 2035	645,000	11,030
FRB Ser. 06-FRE1, Class A4, 0.728s, 2035	716,000	200,537
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	11,926,433	162,963
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	10,900,531	6,397,879
IFB Ser. 07-3, Class 4B, IO, 6.253s, 2037	4,227,820	396,527
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.441s, 2036	2,585,000	206,800
FRB Ser. 02-1A, Class FFL, 3.19s, 2037	5,220,000	1,044,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	4,974,519	2,163,916
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.058s, 2035	558,000	188,402
FRB Ser. 06-4, Class 2A4, 0.698s, 2036	813,000	220,981

FRB Ser. 06-1, Class 2A3, 0.628s, 2036		1,228,403	648,083
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.688s, 2032		4,059,503	2,317,911
FRB Ser. 02-A, Class M2, 2.688s, 2032		278,000	153,989
Ser. 02-A IO, 0.3s, 2032		111,862,356	1,162,138
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027		72,134	36,788
Ser. 04-2A, Class D, 5.389s, 2026		66,533	34,597
Ser. 04-2A, Class C, 4.741s, 2026		61,210	36,726
FRB Ser. 02-1A, Class A1, 1.147s, 2024		501,063	421,245
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.588s, 2036		424,000	172,326
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038		319,210	143,431
Ser. 10, Class B, 7.54s, 2036		575,541	259,135
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.118s, 2035		349,000	242,470
FRB Ser. 05-HE1, Class M3, 0.958s, 2034		349,000	211,255
FRB Ser. 06-NC4, Class M2, 0.738s, 2036		489,000	4,509
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.435s, 2039		544,000	32,640
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.724s, 2015		269,989	237,590
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		143,873	131,031
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033		1,479,061	1,202,486
FRB Ser. 03-4, Class M3, 2.488s, 2033		28,059	13,604
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.598s, 2036		1,010,000	501,393
FRB Ser. 06-2, Class A2C, 0.588s, 2036		1,010,000	364,321
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032		3,271,480	1,766,599
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		456,750	326,820
Ser. 01-B, Class A3, 6.535s, 2023		132,224	92,376
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		26,858	25,752
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.268s, 2036		227,000	23,559
FRB Ser. 04-WHQ2, Class A3A, 0.788s, 2035		115,333	104,372
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.568s, 2036		1,587,000	781,133
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.32s, 2011 (United Kingdom)		657,000	630,536
FRB Ser. 04-2A, Class C, 2.2s, 2011 (United Kingdom)		912,000	795,329
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.628s, 2036		1,170,563	776,520
FRB Ser. 07-RZ1, Class A2, 0.598s, 2037		1,562,000	394,445
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.168s, 2035		793,000	537,035
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		76,375	1,909
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		214,965	4,301
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.088s, 2035		349,000	3,904
FRB Ser. 07-NC2, Class A2B, 0.578s, 2037		1,468,000	363,091
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.648s, 2036		1,718,000	302,994
FRB Ser. 06-FRE1, Class A2B, 0.618s, 2036		807,000	332,023
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.608s, 2036		814,000	346,255
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.441s, 2038		470,000	4,700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.698s, 2036		814,000	22,986
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.602s, 2015		4,988,258	2,843,307
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		2,364,924	215,681
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,698,000	212,250
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.758s, 2037		359,000	66,808
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.992s, 2044 (United Kingdom)		591,276	70,953

Total asset-backed securities (cost $111,822,339)			$58,566,156

PURCHASED OPTIONS OUTSTANDING (2.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$117,731,000	$19,784,695
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturingNovember
12, 2019.	Nov-09/5.355	117,731,000	274,214
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	81,840,000	11,194,075
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%

versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	81,840,000	571,450

Total purchased options outstanding (cost $16,140,982)			$31,824,434

INVESTMENT COMPANIES (1.1%)(a)
		Shares	Value

Financial Select Sector SPDR Fund		672,900	$7,280,778
Utilities Select Sector SPDR Fund		286,600	7,408,610

Total investment companies (cost $14,268,121)			$14,689,388

SENIOR LOANS (0.3%)(a)(c)
		Principal amount	Value

Dana Corp. bank term loan FRN 7 1/4s, 2015		$384,495	$113,426
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011		490,220	426,001
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014		584,033	504,458
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.974s, 2014		148,469	130,949
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 2.974s, 2014		39,891	35,184
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.518s, 2014		429,046	378,419
Lear Corp. bank term loan FRN 3.205s, 2013		620,222	244,367
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 3.474s, 2014		831,600	804,573
Level 3 Communications, Inc. bank term loan FRN
3.195s, 2014		624,000	498,264
MetroPCS Wireless, Inc. bank term loan FRN 3.213s, 2013		246,441	229,582
Polypore, Inc. bank term loan FRN Ser. B, 3.224s, 2014		616,161	523,737
Sun Healthcare Group, Inc. bank term loan FRN 2.724s,
2014		104,035	89,037
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.974s, 2014		357,883	306,288
TW Telecom, Inc. bank term loan FRN Ser. B, 3.224s,
2013		308,061	279,895

Total senior loans (cost $5,305,921)			$4,564,180

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.		31,144	$2,094,434

Total convertible preferred stocks (cost $2,399,424)			$2,094,434

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$215,000	$222,652
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		980,000	499,898
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		1,440,000	810,029

Total municipal bonds and notes (cost $2,636,477)			$1,532,579

U.S. TREASURY OBLIGATIONS (--%)(a)
		Principal amount	Value

U.S. Treasury Bond 6s, February 15, 2026 (i)		$150,000	$186,621

Total U.S. treasury obligations (cost $186,621)			$186,621

SHORT-TERM INVESTMENTS (26.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		162,086,286	$162,086,286
Interest in $288,200,000 joint tri-party repurchase
agreement dated April 30, 2009 with Bank of America
Sec. LLC due May 1, 2009 -- maturity value
of $32,600,154 for an effective yield of 0.17%
(collateralized by various mortgage backed securities
with coupon rates ranging from 4.00% to 7.00% and due
dates ranging from June 15, 2023 to April 20, 2039
valued at $288,201,361)		$32,600,000	32,600,000
U.S. Treasury Bills for an effective yield of 0.70%,
December 17, 2009 (SEGSF)		64,150,000	63,864,340
U.S. Treasury Bills with effective yields ranging from
0.33% to 0.66%, November 19, 2009 (SEG) (SEGSF)		27,520,000	27,423,487
Cafco, LLC, for an effective yield of 0.45%,
May 1, 2009		12,500,000	12,500,000
Starbird Funding Corp., for an effective yield
of 0.45%, May 14, 2009		25,000,000	24,995,938
Victory Receivables Corp., for an effective yield
of 0.32%, May 18, 2009		20,649,000	20,645,880
Working Capital Management Co., for an effective yield
of 0.65%, May 1, 2009		25,000,000	25,000,000

Total short-term investments (cost $369,134,126)			$369,115,931

TOTAL INVESTMENTS

Total investments (cost $2,261,387,995) (b)	$2,098,301,293

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$55,560	$56,462	5/20/09	$(902)

Total				$(902)

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	483	$119,608,913	Jun-09	$(2,168,327)
Euro-Dollar 90 day (Short)	1,442	356,913,025	Sep-09	(7,177,260)
Euro-Dollar 90 day (Short)	1,347	332,725,838	Dec-09	(6,750,763)
Euro-Dollar 90 day (Short)	81	19,981,688	Mar-10	(476,771)
U.S. Treasury Bond 20 yr (Long)	403	49,392,688	Jun-09	(2,203,687)
U.S. Treasury Note 5 yr (Short)	287	33,619,359	Jun-09	94,383
U.S. Treasury Note 10 yr (Long)	143	17,294,063	Jun-09	(200,956)

Total				$(18,883,381)

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $29,229,510) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	$111,851,000	Feb-10/5.215	$16,871,605
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	71,681,000	Feb-10/5.22	10,815,229
Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	31,796,000	Nov-09/4.40	268,076
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	31,796,000	Nov-09/4.40	2,977,059
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	20,548,000	May-12/5.51	497,672
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	20,548,000	May-12/5.51	2,900,761
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	71,681,000	Feb-10/5.08	491,646
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	71,681,000	Feb-10/5.08	10,048,243
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	71,681,000	Feb-10/5.22	419,211
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	111,851,000	Feb-10/5.215	636,611

Total			$45,926,113

TBA SALE COMMITMENTS OUTSTANDING at 4/30/09 (proceeds receivable $226,339,531) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, April 1, 2024	$1,000,000	4/16/09	$1,028,789
FNMA, 6 1/2s, May 1, 2039	70,000,000	5/12/09	74,145,316
FNMA, 5s, May 1, 2039	117,000,000	5/12/09	120,336,325
FNMA, 4 1/2s, May 1, 2039	30,000,000	5/12/09	30,525,000

Total			$226,035,430

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$14,800,000	$--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	$(1,237,814)

39,950,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	4,719,364

1,007,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(137,586)

986,640,000	--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	23,826,621

46,930,000	146,490	10/1/18	3 month USD-LIBOR-BBA	4.30%	4,588,747

170,477,000	960,746	10/14/18	3 month USD-LIBOR-BBA	4.30%	16,933,216

200,780,000	501,348	10/14/38	4.25%	3 month USD-LIBOR-BBA	(22,467,724)

84,099,000	31,743	10/20/18	3 month USD-LIBOR-BBA	4.60%	9,975,385

10,114,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(857,785)

223,165,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(7,837,187)

74,426,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	2,838,502

35,934,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(7,596,796)

Barclays Bank PLC
552,632,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	9,399,522

83,342,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,761,714)

743,141,000	--	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(3,987,553)

Citibank, N.A.
317,224,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	15,283,911

189,783,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(29,079,983)

480,165,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	12,034,855

73,654,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	3,524,397

46,367,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	254,281

27,948,000	--	3/25/19	2.95%	3 month USD-LIBOR-BBA	617,543

54,939,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(466,878)

27,250,000	--	4/15/19	3.065%	3 month USD-LIBOR-BBA	368,163

Credit Suisse International
84,619,000	80,443	10/31/18	4.35%	3 month USD-LIBOR-BBA	(8,117,612)

99,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(2,332,003)

118,329,000	--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(24,317,979)

167,500,000	(1,790,313)	12/10/38	2.69%	3 month USD-LIBOR-BBA	25,726,773

110,620,000	1,182,355	12/10/38	3 month USD-LIBOR-BBA	2.69%	(16,990,421)

44,815,000	--	1/13/14	3 month USD-LIBOR-BBA	2.095%	(536,558)

45,088,000	--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(3,117,871)

5,000,000	--	3/23/19	2.79%	3 month USD-LIBOR-BBA	179,721

9,000,000	--	3/23/19	2.81%	3 month USD-LIBOR-BBA	307,827

2,000,000	--	4/30/19	3 month USD-LIBOR-BBA	3.072%	(27,447)

Deutsche Bank AG
49,129,000	--	4/21/14	2.51%	3 month USD-LIBOR-BBA	82,972

2,000,000	--	4/30/19	3 month USD-LIBOR-BBA	3.072%	(27,447)

49,357,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(5,786,142)

661,444,000	--	10/24/10	3 month USD-LIBOR-BBA	2.604%	13,250,420

3,548,000	--	11/21/18	3.75%	3 month USD-LIBOR-BBA	(215,254)

117,829,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	3,318,028

302,096,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(4,245,540)

207,237,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	2,173,895

87,091,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	1,089,164

138,675,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(3,393,318)

69,486,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(6,838,667)

536,000,000	--	12/17/13	3 month USD-LIBOR-BBA	2.39%	1,882,203

267,567,000	--	12/17/23	3 month USD-LIBOR-BBA	2.81682%	(19,652,718)

891,471,000	--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	5,428,473

51,968,000	--	12/24/13	2.165%	3 month USD-LIBOR-BBA	388,882

217,019,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,798,510

211,400,000	--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(10,125,308)

676,000,000	--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(1,119,282)

85,766,000	--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(721,021)

24,223,000	--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(1,236,696)

40,777,000	--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(2,737,098)

875,376,000	--	1/27/16	2.51064%	3 month USD-LIBOR-BBA	15,008,987

341,607,000	--	1/27/39	3 month USD-LIBOR-BBA	3.12%	(29,492,522)

28,130,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,452,303)

192,000,000	443,000	1/30/29	3.11%	3 month USD-LIBOR-BBA	12,288,917

78,237,000	--	2/3/19	3.01%	3 month USD-LIBOR-BBA	1,006,478

61,616,000	--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	7,452

58,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(112,899)

630,000,000	--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	3,085,613

290,000,000	--	3/16/16	2.85%	3 month USD-LIBOR-BBA	624,708

78,000,000	--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(3,252,145)

43,245,000	(1,207,617)	4/16/19	3 month USD-LIBOR-BBA	5.385%	6,925,311

5,000,000	--	3/23/19	2.8225%	3 month USD-LIBOR-BBA	165,549

3,000,000	--	3/24/14	2.297%	3 month USD-LIBOR-BBA	30,210

333,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	2,538,386

153,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(3,579,287)

4,773,000	--	4/8/19	3.115%	3 month USD-LIBOR-BBA	41,377

Goldman Sachs International
43,068,000	--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(4,440,934)

59,528,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(7,616,955)

71,732,000	--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(15,713,688)

161,174,000	(997,650)	11/18/18	3 month USD-LIBOR-BBA	4.10%	13,779,206

184,000,000	--	12/16/18	3 month USD-LIBOR-BBA	2.78%	(4,966,467)

JPMorgan Chase Bank, N.A.
5,125,000	--	2/15/13	3 month USD-LIBOR-BBA	3.585%	279,754

306,762,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(30,184,720)

63,909,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(6,896,919)

	50,608,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	5,464,690

	15,899,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(4,027,829)

	113,217,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(29,249,242)

	111,087,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	3,921,340

	157,185,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	5,456,306

	154,761,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	7,941,625

	35,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	5,246,382

	58,390,000	--	10/23/13	3 month USD-LIBOR-BBA	3.535%	2,787,019

	24,473,000	73,803	11/4/18	4.45%	3 month USD-LIBOR-BBA	(2,956,023)

	16,000,000	--	12/11/18	3 month USD-LIBOR-BBA	2.941%	(198,594)

	92,650,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(15,549,570)

	101,030,000	--	1/26/39	3 month USD-LIBOR-BBA	3.05%	(10,030,532)

	349,719,000	--	1/26/14	2.2156%	3 month USD-LIBOR-BBA	2,474,121

	22,421,000	--	3/6/39	3.48%	3 month USD-LIBOR-BBA	561,404

	54,984,000	(1,593,161)	4/8/19	3 month USD-LIBOR-BBA	5.315%	8,451,127

	7,500,000	--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(309,109)

	69,360,000	--	4/3/13	1.963%	3 month USD-LIBOR-BBA	753,844

	151,580,000	--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(2,289,147)

UBS AG
	25,738,000	855,575	11/10/28	4.45%	3 month USD-LIBOR-BBA	(2,764,454)

	328,941,000	(8,356,303)	11/10/18	3 month USD-LIBOR-BBA	4.45%	32,182,112

	349,000,000	674,028	12/19/20	3 month USD-LIBOR-BBA	2.34%	(31,738,313)

Total						$(103,777,761)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)
		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	--	$3,986		$5,796,783		10/12/52	(134 bp)	$5,122,079

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		330,000		12/20/12	95 bp	(114,639)

International Lease
Finance Corp., 4.15%,
1/20/15	--	(7,500)		75,000		12/20/13	(500 bp)	8,263

Mattel, Inc., 7 1/4%,
7/9/12	--	--		330,000		3/20/13	(157.2 bp)	(3,938)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	--		12,000		3/20/18	(177 bp)	(313)

MetLife Inc., 5%,
6/15/15	--	--		1,240,000		12/20/13	(384 bp)	96,324

Ryder System Inc.,
6.95%, 12/1/25	--	--		330,000		3/20/13	(135 bp)	10,951

Sealed Air Corp.,
5 5/8%, 7/15/13	--	--		210,000		9/20/13	(169 bp)	(1,772)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	--		330,000		9/20/14	(115 bp)	(5,347)

Citibank, N.A.
Lexmark International,
Inc., 5.9%, 6/1/13	Baa3	--		80,000		6/20/13	108.5 bp	5,230

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	55,000		3/20/13	815 bp	(20,816)

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	--		$60,000		6/20/11	(162 bp)	1,101

Mohawk Industries,
Inc., 7.2%, 4/15/12	--	--		235,000		3/20/16	(140 bp)	13,288

Telecom Italia SPA.
5 3/8%, 1/29/19	--	--		445,000		9/20/11	(218 bp)	(5,546)

Credit Suisse International
DJ CMB NA CMBX AJ Index	--	(1,174,174)		3,652,000		2/17/51	(96 bp)	1,422,824

DJ CMBX NA AAA Series 3
Version 1 Index	AAA	955,964		2,463,000		12/13/49	8 bp	306,375

DJ CMBX NA AAA Series 4
Version 1 Index	--	(3,302,253)		7,994,000		2/17/51	(35 bp)	(1,174,239)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--		410,000		12/20/13	530 bp	(19,445)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--		2,755,000		12/20/13	(210 bp)	92,844

Southwest Airlines,
5 1/4%, 10/1/14	--	--		55,000		3/20/12	(190 bp)	730

Deutsche Bank AG
Cadbury Schweppes US
Finance LLC, 5 1/8%,
10/1/13	--	--		230,000		12/20/13	(86 bp)	(3,885)

Expedia Inc., 7.456%,
8/15/18	--	--		60,000	(F)	12/20/13	(310 bp)	(223)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		1,745,000		9/20/13	109 bp	(334,758)

Genworth Financial
Inc., 5 3/4%, 6/15/14	--	--		210,000		6/20/18	(143 bp)	128,833

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	15,000		6/20/09	400 bp	(531)

Grohe Holding GmbH,
8 5/8%, 10/1/14	B3	--	EUR	55,000		6/20/09	400 bp	(1,946)

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		$35,000		12/20/13	112 bp	(725)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	--		345,000		9/20/13	(129 bp)	(1,164)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	--		125,000		3/20/18	(95 bp)	(4,390)

PPG Industries, Inc.,
7.05%, 8/15/09	--	--		185,000		3/20/18	(154 bp)	(724)

Reynolds American,
Inc., 7 5/8%, 6/1/16	--	--		695,000		6/20/13	(105 bp)	25,322

Tyco Electronics Group,
6.55%, 10/1/17	--	--		180,000		12/20/17	(125.5 bp)	23,009

Goldman Sachs International
CVS Caremark Corp.,
4 7/8%, 9/15/14	--	--		15,000		9/20/13	(59 bp)	41

CVS Caremark Corp.,
4 7/8%, 9/15/14		--	--		20,000		9/20/11	(50 bp)	23

DJ CDX NA CMBX AAA Index	AAA		65,836		1,800,000		3/15/49	7 bp	(348,146)

DJ CMB NA CMBX AAA Index		--	(526,385)		7,131,000		2/17/51	(35 bp)	1,389,758

Lighthouse
International Co, SA,
8%, 4/30/14	B3		--	EUR	45,000		3/20/13	680 bp	(19,016)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3		--		$60,000		12/20/13	118.1 bp	(2,567)

JPMorgan Chase Bank, N.A.
Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10		--	--		215,000		3/20/17	(133 bp)	(3,690)

CenturyTel. Inc., 6%,
4/1/17		--	--		65,000		6/20/13	(95 bp)	(610)

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+		--	EUR	45,000		3/20/13	795 bp	(14,622)

DJ CMBX NA AAA Series 4
Version 1 Index		--	(1,374,944)		$3,521,000		2/17/51	(35 bp)	(422,162)

Expedia, Inc., 7.456%,
8/15/18		--	--		40,000	(F)	9/20/13	(300 bp)	54

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17		--	--		120,000		6/20/12	(145 bp)	5,528

GATX Corp., 8.875%,
6/1/09		--	--		560,000		3/20/16	(100 bp)	74,213

General Growth
Properties, conv. bond
3.98%, 4/15/27	C/F		--		100,000		6/20/12	750 bp	(81,125)

General Growth
Properties, conv. bond
3.98%, 4/15/27	C/F		--		25,000		9/20/13	775 bp	(20,274)

Lexmark International,
Inc., 5.9%, 6/1/13		--	--		75,000		6/20/13	(113 bp)	4,775

Lexmark International,
Inc., 5.9%, 6/1/13		--	--		1,905,000		6/20/13	(113 bp)	121,295

Lexmark International,
Inc., 5.9%, 6/1/13		--	--		140,000		6/20/13	(113 bp)	8,914

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3		--		35,000		12/20/13	113 bp	(710)

Merrill Lynch International
AmerisourceBergen
Corp., 5 7/8%, 9/15/15		--	--		20,000		9/20/12	(65 bp)	42

Block Financial LLC.
5 1/8%, 10/30/14		--	--		195,000		12/20/14	(69 bp)	3,252

Computer Sciences Corp,
5%, 2/15/13		--	--		65,000		3/20/13	(66 bp)	(252)

Kinder Morgan, Inc.,
6 1/2%, 9/1/12		--	--		558,000		9/20/12	(128 bp)	(872)

MGM Mirage Inc.,
5 7/8%, 2/27/14		--	--		110,000		9/20/10	(470 bp)	40,571

Supervalu, Inc.,
7 1/2%, 05/15/12		--	--		520,000		8/1/09	(90 bp)	993

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17		--	--		330,000		6/20/13	(49 bp)	438

Starwood Hotels &
Resorts Worldwide,
Inc., 7 7/8%, 5/1/12		--	--		710,000		6/20/12	(195 bp)	28,794

Total									$6,327,417

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $1,388,340,558.

(b) The aggregate identified cost on a tax basis is $2,293,408,726, resulting in gross unrealized appreciation and depreciation of $89,115,323 and $284,222,756, respectively, or net unrealized depreciation of $195,107,433.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian or broker to cover collateral on margin requirements for futures contracts at April 30, 2009.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian to cover collateral on certain derivative contracts at April 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at April 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,421 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $73,164,134 and $120,358,864, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,876 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $300,086,286 and $138,000,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At April 30, 2009, liquid assets totaling $284,369,756 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses.

The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of April 30, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At April 30, 2009, the fund had net unrealized gains of $33,111,318 and net unrealized losses of $130,562,564 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$974,982,114	$(18,883,381)

Level 2	1,119,615,718	(113,843,748)

Level 3	3,703,461	--

Total	$2,098,301,293	$(132,727,129)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of April 30, 2009:

	Investments in securities	Other financial instruments

Balance as of July 31, 2008	$1,678,803	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3	2,024,658	--

Balance as of April 30, 2009	$3,703,461	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161") - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$326,317,494	$449,991,787

Foreign exchange contracts	--	902

Credit contracts	8,935,864	2,608,447

Equity contracts	--	--

Total	$335,253,358	$452,601,136

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009